UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5079

John Hancock Tax-Exempt Series Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney and Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	August 31
Date of reporting period:	November 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

New York Tax-Free Income Fund

11.30.2005

Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
New York Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2005 (unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate (%)	date	rating (A)	($000)	Value
Tax-exempt long-term bonds 99.90%					$64,348,489
(Cost $60,308,884)

New York 87.36%					56,271,205

Albany Parking Auth,
Rev Ref Ser 2001A	5.625	07-15-25	BBB+	750	795,015
Chautauqua Tobacco Asset Securitization Corp,
Rev Ref Asset Backed Bond	6.750	07-01-40	BBB	1,000	1,070,370
Erie County Tobacco Asset Securitization Corp,
Rev Ref Asset Backed Bond Ser 2005A	5.000	06-01-38	BBB	1,000	924,670
Herkimer County Industrial Development Agency,
Rev Ref Folts Adult Home Ser 2005A	5.500	03-20-40	Aaa	1,000	1,084,360
Islip Community Development Agency,
Rev Ref NY Institute of Technology	7.500	03-01-26	AAA	1,500	1,545,675
Liberty Development Corp,
Rev Goldman Sachs Headquarters	5.250	10-01-35	A+	1,000	1,099,670
Metropolitan Transportation Auth,
Rev Serv Contract Commuter Facil Ser 3	7.375	07-01-08	A3	550	582,092
Monroe Newpower Corp,
Rev Ref Pwr Facil	5.100	01-01-16	BBB	1,000	1,032,250
Nassau County Industrial Development Agency,
Rev Ref Civic Facil North Shore Hlth Sys
Projs Ser 2001A	6.250	11-01-21	A3	275	298,416
Rev Ref Civic Facil North Shore Hlth Sys
Projs Ser 2001B	5.875	11-01-11	A3	285	303,938
New York, City of,
Gen Oblig Unltd Preref Ser 1990B	8.250	06-01-07	A+	180	192,789
Gen Oblig Unltd Unref Bal Ser 1990B	8.250	06-01-07	A+	20	21,381
Gen Oblig Unltd Ser 2001B	5.250	12-01-17	A+	1,500	1,587,690
Gen Oblig Unltd Ser 2004J	5.000	05-15-23	A+	1,000	1,029,870
New York City Industrial Development Agency,
Rev Civic Facil Lycee Francais de NY Proj
Ser 2002A	5.375	06-01-23	A	1,000	1,032,060
Rev Civic Facil Polytechnic Univ Proj	6.125	11-01-30	BB+	1,000	990,480
Rev Liberty 7 World Trade Ctr Ser 2005A (G)	6.250	03-01-15	BB	1,000	1,045,040
Rev Ref Brooklyn Navy Yard Cogen Partners	5.650	10-01-28	BBB-	1,000	994,960
Rev Spec Airport Facil Airis JFK I LLC Proj
Ser 2001A	5.500	07-01-28	BBB-	1,000	1,002,090
Rev Ref Terminal One Grop Assn Proj (M)	5.500	01-01-21	BBB+	1,000	1,052,140
New York City Municipal Water Finance Auth,
Rev Preref Wtr & Swr Sys Ser 2000B	6.000	06-15-33	AA+	740	824,293
Rev Ref Wtr & Swr Sys	5.500	06-15-33	AA+	1,500	1,607,745
Rev Ref Wtr & Swr Sys Cap Apprec Ser 2001D	Zero	06-15-20	AA+	2,000	1,056,380
Rev Unref Bal Wtr & Swr Sys Ser 2000B	6.000	06-15-33	AA+	460	508,659
Rev Wtr & Swr Sys Ser 2000C (P)	2.920	06-15-33	AAA	300	300,000
New York City Transitional Finance Auth,
Rev Future Tax Sec Ser 2000B	6.000	11-15-29	AAA	1,000	1,112,010

John Hancock
New York Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2005 (unaudited)

Rev Ref Future Tax Sec Ser 2002A (Zero to
11-01-11 then 14.000%) (O)	Zero	11-01-29	AAA	1,000	794,230
New York City Trust For Cultural Resources,
Rev Ref American Museum of Natural History
Ser 2004A	5.000	07-01-36	AAA	1,000	1,032,940
New York Local Government Assistance Corp,
Rev Ref Ser 1993C	5.500	04-01-17	AA	1,225	1,360,411
New York Mortgage Agency,
Rev Ref Homeowner Mtg Ser 94	5.900	10-01-30	Aa1	495	514,439
New York State Dormitory Auth,
Rev Cap Apprec FHA Insd Mtg Ser 2000B	Zero	08-15-40	AAA	3,000	372,150
Rev Ed Personal Income Tax Ser 2005F (M)	5.000	03-15-30	AA	1,000	1,029,140
Rev Lease State Univ Dorm Facil Ser 2000A	6.000	07-01-30	AA-	1,000	1,114,920
Rev Miriam Osborn Mem Home Ser 2000B	6.875	07-01-25	A	750	838,583
Rev North Shore L I Jewish Grp	5.375	05-01-23	A3	1,000	1,040,560
Rev Ref Concord Nursing Home Inc	6.500	07-01-29	Aa1	500	540,220
Rev Ref Ser 2002B	5.250	11-15-23	AA-	2,000	2,144,540
Rev Ref State Univ Edl Facil Ser 1993A	5.500	05-15-19	AA-	2,000	2,234,140
Rev Ref State Univ Edl Facil Ser 1993A	5.250	05-15-15	AAA	1,000	1,095,550
Rev Ref Univ of Rochester Defd Income
Ser 2000A (Zero to 07-01-10 then 6.05%) (O)	Zero	07-01-25	AAA	1,000	837,710
Rev State Univ Edl Facil Ser 2000B	5.375	05-15-23	AA-	1,000	1,086,840
Rev Unref City Univ 4th Ser 2001A	5.250	07-01-31	AA-	130	140,832
New York State Environmental Facilities Corp,
Rev Ref Poll Control (P)	11.372	06-15-11	AAA	500	677,225
Rev Unref Bal Poll Control Ser 1991E	6.875	06-15-10	AAA	40	40,135
New York State Power Auth,
Rev Ref Gen Purpose Ser 1990W	6.500	01-01-08	AAA	250	256,625
New York State Thruway Auth,
Rev Ref Hwy & Brdg Trust Fund Ser 2005B	5.000	04-01-19	AAA	500	532,760
Onondaga County Industrial Development Agency,
Rev Sr Air Cargo	6.125	01-01-32	Baa3	1,000	1,022,680
Orange County Industrial Development Agency,
Rev Civic Facil Arden Hill Care Ctr Newburgh
Ser 2001C (G)	7.000	08-01-31	BB	500	526,555
Port Auth of New York and New Jersey,
Rev Cons Thirty Seventh Ser 2004	5.500	07-15-18	AAA	2,000	2,188,200
Rev Ref Spec Proj KIAC Partners Ser 4 (G)	6.750	10-01-19	BBB	1,500	1,565,415
Sales Tax Asset Receivables Corp,
Rev Ser 2004A	5.250	10-15-27	AAA	1,000	1,070,950
Rev Ser 2004A	5.000	10-15-32	AAA	1,000	1,036,940
Suffolk County Industrial Development Agency,
Rev Civic Facil Huntington Hosp Proj Ser 2002B	6.000	11-01-22	BBB	1,000	1,068,690
Triborough Bridge & Tunnel Auth,
Rev Ref Gen Purpose Ser 1992Y	6.125	01-01-21	AAA	1,500	1,806,255
TSASC, Inc.,
Rev Tobacco Settlement Asset Backed Bond Ser 1	5.500	07-15-24	BBB	850	865,989
Upper Mohawk Valley Regional Water Finance Auth,
Rev Wtr Sys Cap Apprec	Zero	04-01-22	Aaa	2,230	1,074,481
Westchester County Healthcare Corp,
Rev Ref Sr Lien Ser 2000A	6.000	11-01-30	B	1,150	1,150,897
Westchester Tobacco Asset Securitization Corp,
Rev Ref Asset Backed Bond	5.000	06-01-26	BBB	1,000	972,510
Yonkers Industrial Development Agency,
Rev Community Dev Pptys Yonkers Inc Ser 2001A	6.625	02-01-26	BBB-	1,000	1,143,650

John Hancock
New York Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2005 (unaudited)

Puerto Rico 9.18%					5,912,430

Puerto Rico Aqueduct and Sewer Auth,
Rev Ref Inverse Floater (Gtd) (P)	9.120	07-01-11	AAA	2,000	2,456,040
Puerto Rico, Commonwealth of,
Gen Oblig Unltd Residual Ser 975 (P)	6.730	07-01-18	Aaa	500	566,080
Puerto Rico Public Building Auth,
Rev Govt Facil Ser 1995A (Gtd)	6.250	07-01-12	AAA	1,110	1,276,156
Puerto Rico Public Finance Corp,
Rev Preref Commonwealth Approp Ser 2002E	5.500	08-01-29	BBB-	1,005	1,100,606
Rev Unref Bal Commonwealth Approp Ser 2002E	5.500	08-01-29	BBB-	495	513,548

Virgin Islands 3.36%					2,164,854

Virgin Islands Public Finance Auth,
Rev Ref Gross Receipts Tax Ln Note Ser 1999A	6.500	10-01-24	BBB	535	593,304
Rev Sub Lien Fund Ln Notes Ser 1998E (G)	5.875	10-01-18	BBB-	1,500	1,571,550

	Interest			Par value
Issuer, description, maturity date	rate (%)			($000)	Value
Short-term investments 0.10%					$63,000
(Cost $63,000)

Joint Repurchase Agreement 0.10%					63,000

Investment in a joint repurchase agreement
transaction with UBS Warburg, Inc. - Dated
11-30-05, due 12-1-05 (secured by U.S. Treasury
Inflation Indexed Bonds 3.375% and 3.625%, due
4-15-28 and 4-15-32 and U.S. Treasury Inflation
Indexed Note 1.625%, due 1-15-15)	3.95			63	63,000

Total investments 100.00%					$64,411,489

John Hancock New York Tax-Free Income Fund Footnotes to Schedule of Investments November 30, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(M) These securities, having an aggregate value of $2,081,280, or 3.23% of the Fund's total investments, have been purchased as a forward commitments--that is, the Fund has agreed on trade date to take delivery of and to make payment for these securities on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these until settlement date. The fund has segregated assets with a current value at least equal to the amount of the forward commitments.

Accordingly, the market value of $2,169,019 of New York State Dormitory Auth Rev Ref State Univ Edl Facil Ser 1993A, 5.25%, 5-15-15 and Westchester County Healthcare Corp Rev Ref Sr Lien Ser 2000A, 6.00%, 11-01-30 has been segregated to cover the forward commitments.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on November 30, 2005.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on November 30, 2005, including short-term investments, was $60,371,884. Gross unrealized appreciation and depreciation of investments aggregated $4,156,886 and $117,281, respectively, resulting in net unrealized appreciation of $4,039,605.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees

Ronald R. Dion, *Chairman*

James R. Boyle*

James F. Carlin

Richard P. Chapman, Jr.**

William H. Cunningham

Charles L. Ladner**

Dr. John A. Moore**

Patti McGill Peterson**

Steven R. Pruchansky

* Non-Independent Trustee

** Members of the Audit Committee

Officers

Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management, LLC
101 Huntington Avenue
Boston, MA 02210-2805

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock New York Tax-Free Income Fund.

760Q1 11/05
1/06

JOHN HANCOCK

Massachusetts Tax-Free Income Fund

11.30.2005 Quarterly Portfolio Holdings

John Hancock

JOHN HANCOCK FUNDS

John Hancock
Massachusetts Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2005 (unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate (%)	date	rating (A)	($000)	Value
Tax-exempt long-term bonds 99.75%					$100,346,881
(Cost $94,038,237)

Massachusetts 89.94%					90,479,673

Boston City Industrial Development Financing Auth,
Rev Ref Swr Facil Harbor Electric Energy Co
Proj	7.375	05-15-15	BBB	225	225,641
Boston Water and Sewer Commission,
Rev Ref Sr Ser 1992A	5.750	11-01-13	AA	500	551,130
Freetown Lakeville Regional School District,
Gen Oblig Unltd	5.000	07-01-23	AAA	1,000	1,052,930
Holyoke Gas and Electric Department,
Rev Ser 2001A	5.000	12-01-31	Aaa	3,410	3,501,149
Massachusetts Bay Transportation Auth,
Rev Preref Spec Assessment Ser 2000A	5.250	07-01-30	AAA	780	837,346
Rev Ref Ser 1994A	7.000	03-01-14	AA	1,000	1,191,700
Rev Ser 1997D	5.000	03-01-27	AAA	1,000	1,030,920
Rev Spec Assessment Ser 2004A	5.000	07-01-34	AAA	1,000	1,030,930
Rev Unref Bal Spec Assessment Ser 2000A	5.250	07-01-30	AAA	220	231,977
Massachusetts College Building Auth,
Rev Ref Cap Apprec Ser 2003B	Zero	05-01-19	AAA	1,000	541,050
Massachusetts Development Finance Agency,
Rev Belmont Hill School	5.000	09-01-31	A	1,000	1,017,930
Rev Boston Univ Ser 2005T-1	5.000	10-01-35	AAA	500	514,850
Rev Curry College Ser 2005A	4.500	03-01-25	A	1,000	939,750
Rev Plantation Apts Hsg Prog Ser 2004A	5.000	12-15-24	AAA	2,320	2,300,257
Rev Ref Combined Jewish Philanthropies
Ser 2002A	5.250	02-01-22	Aa3	1,875	2,010,075
Rev Ref Resource Recovery Southeastern MA Sys
Ser 2001A	5.625	01-01-16	AAA	500	544,025
Rev Resource Recovery Ogden Haverhill Proj
Ser 19998B	5.500	12-01-19	BBB	1,500	1,524,480
Rev Volunteers of America Concord Ser 2000A	6.900	10-20-41	AAA	1,000	1,110,940
Rev YMCA Greater Boston Iss (G)	5.450	11-01-28	AA	3,000	3,207,600
Rev YMCA Greater Boston Iss (G)	5.350	11-01-19	AA	1,000	1,066,450
Massachusetts Health and Educational Facilities
Auth,
Rev Civic Investments Inc Ser 2002B (G)	9.200	12-15-31	BB	2,000	2,395,120
Rev Dana Farber Cancer Proj Ser 1995G	6.250	12-01-22	A	500	510,040
Rev Harvard Univ Iss Ser 2000W	6.000	07-01-35	Aaa	1,000	1,114,020
Rev Jordan Hosp Ser 2003E	6.750	10-01-33	BBB-	1,500	1,627,845
Rev Ref Boston College Iss Ser 1998L	5.000	06-01-26	AA-	1,000	1,017,980
Rev Ref Boston College Iss Ser 1998L	4.750	06-01-31	AA-	1,000	992,690
Rev Ref Emerson Hosp Ser 2005E	5.000	08-15-35	AA	1,000	1,008,350
Rev Ref Harvard Pilgrim Health Ser 1998A	5.000	07-01-18	AAA	1,000	1,022,430
Rev Ref Lahey Clinic Med Ctr Ser 2005C	5.000	08-15-23	AAA	1,000	1,038,110
Rev Ref New England Med Ctr Hosp Ser 2002H	5.000	05-15-25	AAA	1,000	1,039,260
Rev Ref Partners Healthcare Sys Ser 2001C	5.750	07-01-32	AA-	1,000	1,084,350

John Hancock
Massachusetts Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2005 (unaudited)

Rev Ref South Shore Hosp Ser 1999F	5.750	07-01-29	A	1,000	1,061,740
Rev Ref Williams College Ser 2003H	5.000	07-01-33	AA+	1,500	1,542,840
Rev Simmons College Ser 2000D	6.150	10-01-29	AAA	1,000	1,123,460
Rev Univ of Mass Worcester Campus Ser 2001B	5.250	10-01-31	AAA	1,500	1,578,630
Rev Wheelock College Ser 2000B	5.625	10-01-30	Aaa	1,000	1,074,620
Massachusetts Housing Finance Agency,
Rev Rental Mtg Ser 2001A	5.800	07-01-30	AAA	975	1,010,753
Rev Ser 2003B	4.700	12-01-16	AA-	2,310	2,311,917
Massachusetts Industrial Finance Agency,
Rev Assisted Living Facil Newton Group
Properties (G)	8.000	09-01-27	BB	1,975	2,144,495
Rev Assisted Living Facil TNG Marina Bay LLC
Proj (G)	7.500	12-01-27	BBB-	1,000	1,077,790
Rev Assumption College	6.000	07-01-26	AAA	1,000	1,035,970
Rev Dana Hall School Iss	5.800	07-01-17	Baa2	1,090	1,149,612
Rev Glenmeadow Retirement Community Ser 1996C
(G)	8.375	02-15-18	AA	1,000	1,029,460
Rev Ref Resource Recovery Ogden Haverhill
Proj Ser 1998A	5.600	12-01-19	BBB	500	509,900
Rev Wtr Treatment American Hingham Proj	6.900	12-01-29	A	1,210	1,250,099
Rev Wtr Treatment American Hingham Proj	6.750	12-01-20	A	2,780	2,867,820
Massachusetts Municipal Wholesale Electric Co,
Rev Pwr Supply Sys (P)	8.868	07-01-18	AAA	1,000	1,023,180
Massachusetts Port Auth,
Rev Ser 1999C	5.750	07-01-29	AAA	1,250	1,367,525
Rev Spec Facil US Air Proj Ser 1996A	5.750	09-01-16	AAA	1,000	1,034,780
Massachusetts Special Obligation Dedicated Tax,
Rev	5.250	01-01-26	AAA	1,000	1,091,370
Massachusetts Turnpike Auth,
Rev Ref Metro Hwy Sys Sr Ser 1997A	5.125	01-01-23	AAA	4,300	4,449,468
Rev Ref Metro Hwy Sys Sr Ser 1997A	5.000	01-01-37	AAA	300	303,489
Rev Ref Metro Hwy Sys Sr Ser 1997C	Zero	01-01-20	AAA	1,000	522,200
Massachusetts Water Pollution Abatement Trust,
Rev Preref Pool Prog Ser 7	5.125	02-01-31	AAA	645	688,867
Rev Ref Pool Prog Ser 9	5.250	08-01-18	AAA	2,500	2,731,625
Rev Unref Bal Pool Prog Ser 7	5.125	02-01-31	AAA	1,775	1,831,108
Massachusetts, Commonwealth of,
Gen Oblig Ltd Ref	5.500	11-01-17	AAA	1,000	1,127,900
Gen Oblig Ltd Ref Ser 2001C	5.375	12-01-19	AA	1,000	1,086,450
Gen Oblig Ltd Ref Ser 2002C	5.500	11-01-15	AA	1,000	1,116,840
Gen Oblig Ltd Ref Ser 2004B	5.250	08-01-20	AA	1,000	1,108,270
Gen Oblig Ltd Ser 2005C	5.000	09-01-24	AA	1,000	1,046,290
Gen Oblig Unltd Ref Ser 2004C	5.500	12-01-24	AAA	2,000	2,300,980
Narragansett Regional School District,
Gen Oblig Unltd	5.375	06-01-18	Aaa	1,000	1,078,230
Pittsfield, City of,
Gen Oblig Ltd	5.000	04-15-19	AAA	1,000	1,052,870
Plymouth, County of,
Rev Ref Cert of Part Correctional Facil Proj	5.000	04-01-22	AAA	1,000	1,038,520
Rail Connections, Inc.,
Rev Cap Apprec Rte 128 Pkg Ser 1999B	Zero	07-01-18	Aaa	1,750	879,760
Rev Cap Apprec Rte 128 Pkg Ser 1999B	Zero	07-01-19	Aaa	2,415	1,136,620
Route 3 North Transit Improvement Associates,
Rev Lease	5.375	06-15-29	AAA	3,100	3,341,800

John Hancock
Massachusetts Tax-Free Income Fund
Securities owned by the Fund on
November 30, 2005 (unaudited)

University of Massachusetts,
Rev Bldg Auth Facil Gtd Ser 2000A	5.125	11-01-25	AAA	1,000	1,071,100

Puerto Rico 9.81%					9,867,208

Puerto Rico Aqueduct and Sewer Auth,
Rev Ref Inverse Floater (Gtd) (P)	9.120	07-01-11	AAA	2,000	2,456,040
Puerto Rico Highway & Transportation Auth,
Rev Preref Hwy Ser 1996Y	6.250	07-01-14	BBB+	955	1,112,078
Rev Unref Bal Hwy Ser 1996Y	6.250	07-01-14	BBB+	45	51,070
Rev Ref Hwy Ser 2003AA	5.500	07-01-19	AAA	2,000	2,275,940
Puerto Rico Public Buildings Auth,
Rev Gov't Facils Ser 1997B (Gtd)	5.000	07-01-27	AAA	1,000	1,041,540
Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)	6.730	07-01-18	Aaa	1,500	1,698,240
Rev Inverse Floater (P)	8.970	07-01-11	AAA	1,000	1,232,300

	Interest			Par value
Issuer, description, maturity date	rate (%)			($000)	Value
Short-term investments 0.25%					$253,000
(Cost $253,000)

Joint Repurchase Agreement 0.25%					253,000

Investment in a joint repurchase agreement
transaction with UBS Warburg, Inc. - Dated
11-30-05, due 12-1-05 (secured by U.S. Treasury
Inflation Indexed Bonds 3.375% and 3.625%, due
4-15-28 and 4-15-32 and U.S. Treasury Inflation
Indexed Note 1.625%, due 1-15-15)	3.950			253	253,000

Total investments 100.00%					$100,599,881

John Hancock Massachusetts Tax-Free Income Fund Footnotes to Schedule of Investments November 30, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(P) Represents rate in effect on November 30, 2005.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on November 30, 2005, including short-term investments, was $94,291,237. Gross unrealized appreciation and depreciation of investments aggregated $6,448,136 and $139,492, respectively, resulting in net unrealized appreciation of $6,308,644.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management, LLC
101 Huntington Avenue
Boston, MA 02210-2805

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Massachusetts Tax-Free Income Fund.

770Q1 11/05
1/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Exempt Series Fund

By: /s/Keith F. Hartstein Keith F. Hartstein President and Chief Executive Officer

Date: January 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Keith F. Hartstein Keith F. Hartstein President and Chief Executive Officer

Date: January 27, 2006

By: /s/John G. Vrysen John G. Vrysen Executive Vice President and Chief Financial Officer

Date: January 27, 2006